Consolidation and Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013 Property States	Jun. 30, 2012	Jun. 30, 2013 Property States	Jun. 30, 2012	Dec. 31, 2012
Real Estate Properties [Line Items]
Number of units under development community	564		564
Number of owned or owned interests of apartment communities	150		150
Number of apartments included in a community	44,219		44,219
Capital improvements in progress	$ 47,020		$ 47,020		$ 50,844
Number of states in which apartment units are located	12		12
Operating partnership units outstanding	41,848,857	40,328,426	41,848,857	40,328,426
General Partners' Capital Account, Units Outstanding	40,141,197	38,544,218	40,141,197	38,544,218	39,721,461
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest			95.90%	95.60%
Limited Partners' Capital Account, Units Outstanding	1,707,660	1,784,208	1,707,660	1,784,208	1,731,672
Percentage of Consolidated Rental Revenue Generated by the Operating Partnership	90.40%	90.10%	90.30%	89.90%
Development Properties [Member]
Real Estate Properties [Line Items]
Number of owned or owned interests of apartment communities	2		2
Number of apartments included in a community	96		96
Mid America Multifamily Fund II, LLC
Real Estate Properties [Line Items]
Number Of Properties Acquired	4		4
Number Of Units Acquired In Real Estate Property			1,156
Under Development
Real Estate Properties [Line Items]
Number of owned or owned interests of apartment communities	4		4
Square Footage of Real Estate Property	107,000		107,000
Expected Costs [Member]
Real Estate Properties [Line Items]
Capital improvements in progress	73,800		73,800
Costs Incurred to Date [Member]
Real Estate Properties [Line Items]
Capital improvements in progress	$ 37,800		$ 37,800
Minimum [Member]
Real Estate Properties [Line Items]
Percentage Of Ownership Interests	70.00%		70.00%
Maximum [Member]
Real Estate Properties [Line Items]
Percentage Of Ownership Interests	100.00%		100.00%